Share-based compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation
Total	¥ 11,574	$ 1,630	¥ 15,515	¥ 30,212
Cost of revenue
Share-based compensation
Total	3		2	41
Research and development
Share-based compensation
Total	850	120	1,188	2,609
Sales and marketing
Share-based compensation
Total	7,957	1,121	13,957	13,761
General and administrative
Share-based compensation
Total	¥ 2,764	$ 389	¥ 368	¥ 13,801